Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Cost:
Beginning balance, Cost	$ 94		$ 24
Purchases during the year	29		70
Ending balance, Cost	123		94
Accumulated depreciation:
Beginning balance, Accumulated depreciation	17		5
Depreciation during the year	21		12
Ending balance, Accumulated depreciation	38		17
Depreciated cost	85		77
Computers and peripherals and equipment [Member]
Cost:
Beginning balance, Cost	66		8
Purchases during the year	26		58
Ending balance, Cost	92		66
Accumulated depreciation:
Beginning balance, Accumulated depreciation	14		4
Depreciation during the year	20		10
Ending balance, Accumulated depreciation	34		14
Depreciated cost	58		52
Office furniture and equipment [Member]
Cost:
Beginning balance, Cost	25		16
Purchases during the year	3		9
Ending balance, Cost	28		25
Accumulated depreciation:
Beginning balance, Accumulated depreciation	3		1
Depreciation during the year	1		2
Ending balance, Accumulated depreciation	4		3
Depreciated cost	24		22
Leasehold improvements [Member]
Cost:
Beginning balance, Cost	3
Purchases during the year			3
Ending balance, Cost	3		3
Accumulated depreciation:
Beginning balance, Accumulated depreciation
Depreciation during the year		[1]
Ending balance, Accumulated depreciation		[1]
Depreciated cost	$ 3		$ 3

[1]	Less than $1 thousand.